Total Equity - Preferred Shares (Details) $ / shares in Units, $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CAD ($) $ / shares shares
Total Equity
Dividends paid | $		$ 48.6	$ 49.7
Redemption price per share | $ / shares				$ 25
Recognized gain | $		53.5
Redemptions | $		173.8
Preferred shares
Total Equity
Stated capital		$ 1,108.2	1,335.5	$ 1,206.0
Liquidation preference per share (in dollars per share) | $ / shares				$ 25
Floating dividend payment basis		three-month Government of Canada treasury bill yield
Dividends paid | $		$ 48.6	$ 49.7
Series E
Total Equity
Number of shares outstanding (in shares) | shares		5,440,132		5,440,132
Stated capital		$ 124.5		$ 136.0
Liquidation preference per share (in dollars per share) | $ / shares				$ 25
Fixed dividend rate per annum		3.18%
Fixed dividend rate (Percent)		2.16%		2.16%
Series E | Major ordinary share transactions
Total Equity
Number of shares redeemed | shares	5,440,132
Redemption price per share | $ / shares	$ 25
Redemptions | $	$ 136.0
Series F
Total Equity
Number of shares outstanding (in shares) | shares		2,099,046		2,099,046
Stated capital		$ 48.0		$ 52.5
Liquidation preference per share (in dollars per share) | $ / shares				$ 25
Floating dividend rate per annum		5.64%
Adjustment to floating rate basis for payment of dividends		2.16%		2.16%
Series F | Major ordinary share transactions
Total Equity
Number of shares redeemed | shares	2,099,046
Redemption price per share | $ / shares	$ 25
Redemptions | $	$ 52.5
Series G
Total Equity
Number of shares outstanding (in shares) | shares		7,719,843		7,719,843
Stated capital		$ 182.1		$ 193.0
Liquidation preference per share (in dollars per share) | $ / shares				$ 25
Fixed dividend rate per annum		2.96%
Fixed dividend rate (Percent)		2.56%		2.56%
Series H
Total Equity
Number of shares outstanding (in shares) | shares		2,280,157		2,280,157
Stated capital		$ 53.8		$ 57.0
Liquidation preference per share (in dollars per share) | $ / shares				$ 25
Floating dividend rate per annum		6.04%
Adjustment to floating rate basis for payment of dividends		2.56%		2.56%
Series I
Total Equity
Number of shares outstanding (in shares) | shares		10,420,101		10,420,101
Stated capital		$ 250.5		$ 260.5
Liquidation preference per share (in dollars per share) | $ / shares				$ 25
Fixed dividend rate per annum		3.33%
Fixed dividend rate (Percent)		2.85%		2.85%
Series J
Total Equity
Number of shares outstanding (in shares) | shares		1,579,899		1,579,899
Stated capital		$ 38.0		$ 39.5
Liquidation preference per share (in dollars per share) | $ / shares				$ 25
Floating dividend rate per annum		6.33%
Adjustment to floating rate basis for payment of dividends		2.85%		2.85%
Series K
Total Equity
Number of shares outstanding (in shares) | shares		9,500,000		9,500,000
Stated capital		$ 231.7		$ 237.5
Liquidation preference per share (in dollars per share) | $ / shares				$ 25
Fixed dividend rate per annum		5.05%
Fixed dividend rate (Percent)		3.51%		3.51%
Series M
Total Equity
Number of shares outstanding (in shares) | shares		9,200,000		9,200,000
Stated capital		$ 179.6		$ 230.0
Liquidation preference per share (in dollars per share) | $ / shares				$ 25
Fixed dividend rate per annum		5.00%
Fixed dividend rate (Percent)		3.98%		3.98%
Series M | Major ordinary share transactions
Total Equity
Number of shares redeemed | shares	9,200,000
Redemption price per share | $ / shares	$ 25
Redemptions | $	$ 230.0
Series C
Total Equity
Stated capital | $		$ 170.8
Number of shares redeemed | shares		7,515,642
Redemption value		$ 130.6		$ 187.9
Series D
Total Equity
Stated capital | $		$ 56.5
Number of shares redeemed | shares		2,484,358
Redemption value		$ 43.2		$ 62.1
Series L
Total Equity
Adjustment to floating rate basis for payment of dividends		3.51%		3.51%
Series N
Total Equity
Adjustment to floating rate basis for payment of dividends		3.98%		3.98%